Pension, Savings, And Other Employee Benefits (Schedule Of Components Of Net Periodic Benefit Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 39	$ 40		$ 56
Interest cost	31,216	36,424		34,915
Expected return on plan assets	(39,123)	(37,516)		(40,093)
Amortization of unrecognized, Prior service cost/(credit)	196	333		346
Amortization of unrecognized, Actuarial (gain)/loss	8,141	10,103		6,898
Net periodic benefit cost/(credit)	469	9,384		2,122
ASC 715 curtailment (income)	0	0		0
ASC 715 special termination benefits	0	0		1,009	[1]
Total periodic benefit cost/(credit)	469	9,384		3,131
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	110	146		207
Interest cost	1,292	1,413		1,754
Expected return on plan assets	(913)	(956)		(1,025)
Amortization of unrecognized, Prior service cost/(credit)	170	(830)		(1,163)
Amortization of unrecognized, Actuarial (gain)/loss	(810)	(1,014)		(1,006)
Net periodic benefit cost/(credit)	(151)	(1,241)		(1,233)
ASC 715 curtailment (income)	0	(8,283)	[2]	0
ASC 715 special termination benefits	0	0		0
Total periodic benefit cost/(credit)	$ (151)	$ (9,524)		$ (1,233)

[1]	In 2014, a one-time special termination benefits charge was recognized related to recalculation of a participant’s benefit under a non-qualified plan upon retirement.
[2]

In 2015 , an announced revision to the retiree medical plan triggered curtailment accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the curtailment and realized a curtailment gain.